Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000107966 | | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000107966 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000107966 | 35473P744 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000107966 | 464287184 | iShares China Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000107966 | 35473P678 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000107966 | 35473P827 | Franklin FTSE Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000107966 | 35473P769 | Franklin FTSE India ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000107966 | 35473P686 | Franklin FTSE Taiwan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000107966 | 35473P694 | Franklin FTSE Switzerland ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000107966 | 35473P785 | Franklin FTSE Germany ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107966 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000107966 | Equity
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000107966 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	21.80%
C000107966 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	65.40%
C000107966 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	12.80%
C000108013 | | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000108013 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000108013 | 35473P744 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000108013 | 464287184 | iShares China Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000108013 | 35473P678 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000108013 | 35473P827 | Franklin FTSE Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000108013 | 35473P769 | Franklin FTSE India ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000108013 | 35473P686 | Franklin FTSE Taiwan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108013 | 35473P694 | Franklin FTSE Switzerland ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108013 | 35473P785 | Franklin FTSE Germany ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000108013 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000108013 | Equity
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000108013 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	21.80%
C000108013 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	65.40%
C000108013 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	12.80%
C000107964 | | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000107964 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000107964 | 46654Q716 | JPMorgan Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000107964 | 46641Q670 | JPMorgan Core Plus Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000107964 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000107964 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000107964 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000107964 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107964 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107964 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000107964 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000107964 | Equity
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000107964 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000107964 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	25.00%
C000107964 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	74.60%
C000107964 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000107965 | | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000107965 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000107965 | 46654Q716 | JPMorgan Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000107965 | 46641Q670 | JPMorgan Core Plus Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000107965 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000107965 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000107965 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000107965 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107965 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107965 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000107965 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000107965 | Equity
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000107965 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000107965 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	25.00%
C000107965 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	74.60%
C000107965 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%